American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
October 31, 2023

One Choice 2025 Portfolio - Schedule of Investments
OCTOBER 31, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 42.8%
Diversified Bond Fund G Class	39,095,665	337,786,547
High Income Fund G Class	7,792,986	62,343,890
Inflation-Adjusted Bond Fund G Class	6,009,937	61,000,860
Short Duration Fund G Class	12,294,221	117,901,577
Short Duration Inflation Protection Bond Fund G Class	10,791,322	108,992,354
		688,025,228
Domestic Equity Funds — 31.6%
Disciplined Growth Fund G Class	1,989,961	42,386,163
Focused Large Cap Value Fund G Class	14,661,300	136,203,476
Growth Fund G Class	1,383,448	63,195,899
Heritage Fund G Class(2)	1,334,167	28,751,306
Mid Cap Value Fund G Class	3,472,032	49,893,099
Small Cap Growth Fund G Class	811,810	14,060,553
Small Cap Value Fund G Class	1,671,826	14,494,728
Sustainable Equity Fund G Class	3,726,821	158,688,050
		507,673,274
International Fixed Income Funds — 13.9%
Emerging Markets Debt Fund G Class	2,624,005	21,962,918
Global Bond Fund G Class	20,047,381	164,789,475
International Bond Fund G Class(2)	3,643,171	36,941,755
		223,694,148
International Equity Funds — 11.7%
Emerging Markets Fund G Class	301,854	2,852,523
Global Real Estate Fund G Class	1,475,292	15,785,621
International Growth Fund G Class(2)	6,935,407	73,515,312
International Small-Mid Cap Fund G Class	1,202,070	10,073,344
International Value Fund G Class	10,597,664	82,449,825
Non-U.S. Intrinsic Value Fund G Class	254,177	2,290,138
		186,966,763
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,547,451,593)		1,606,359,413
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,606,359,413

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$377,214	$4,204	$25,305	$(18,326)	$337,787	39,096	$(3,551)	$4,204
High Income Fund	71,858	1,189	9,529	(1,174)	62,344	7,793	(1,464)	1,189
Inflation-Adjusted Bond Fund	69,254	—	6,260	(1,993)	61,001	6,010	(555)	—
Short Duration Fund	129,884	1,508	13,730	240	117,902	12,294	(1,014)	1,507
Short Duration Inflation Protection Bond Fund	119,750	—	11,056	298	108,992	10,791	(423)	—
Disciplined Growth Fund	46,722	—	1,002	(3,334)	42,386	1,990	460	—
Focused Large Cap Value Fund	144,110	3,502	84	(11,325)	136,203	14,661	(5)	948
Growth Fund	69,236	—	563	(5,477)	63,196	1,383	766	—
Heritage Fund(3)	33,528	—	—	(4,777)	28,751	1,334	—	—
Mid Cap Value Fund	55,162	778	—	(6,047)	49,893	3,472	—	334
Small Cap Growth Fund	16,707	—	—	(2,646)	14,061	812	—	—
Small Cap Value Fund	17,239	88	—	(2,832)	14,495	1,672	—	88
Sustainable Equity Fund	173,009	1,377	1,597	(14,101)	158,688	3,727	38	—
Emerging Markets Debt Fund	26,042	284	3,177	(1,186)	21,963	2,624	(495)	284
Global Bond Fund	184,873	1,830	16,660	(5,254)	164,789	20,047	(2,553)	1,830
International Bond Fund(3)	40,163	—	763	(2,458)	36,942	3,643	(153)	—
Emerging Markets Fund	4,074	—	462	(760)	2,852	302	298	—
Global Real Estate Fund	17,902	—	288	(1,828)	15,786	1,475	(22)	—
International Growth Fund(3)	79,484	5,977	—	(11,946)	73,515	6,935	—	—
International Small-Mid Cap Fund	11,696	—	25	(1,598)	10,073	1,202	(2)	—
International Value Fund	89,427	731	309	(7,399)	82,450	10,598	4	—
Non-U.S. Intrinsic Value Fund	3,528	—	623	(615)	2,290	254	150	—
	$1,780,862	$21,468	$91,433	$(104,538)	$1,606,359	152,115	$(8,521)	$10,384
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.